Segment analysis - Segment Results (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) customer	Dec. 31, 2023 USD ($) customer	Dec. 31, 2022 USD ($) customer
Segment analysis
Revenue	$ 4,908	$ 4,812	$ 4,689
Adjusted EBITDA	672	600	625
Capital expenditure	179	378	595
Segment assets	$ 5,462	$ 5,669	$ 5,865
Number of customers accounting for greater than 10% of revenue | customer	1	1	1
Europe
Segment analysis
Revenue	$ 2,161	$ 2,030	$ 1,963
Adjusted EBITDA	257	211	200
Capital expenditure	76	155	213
Segment assets	2,589	2,648	2,754
Americas
Segment analysis
Revenue	2,747	2,782	2,726
Adjusted EBITDA	415	389	425
Capital expenditure	103	223	382
Segment assets	$ 2,873	$ 3,021	$ 3,111